Equity - Summary of Equity (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Capital
Common stock capital		₩ 3,802,676		₩ 3,802,676		$ 2,632,429
Hybrid securities		3,710,498		3,810,435		2,568,619
Capital surplus
Paid in capital in excess of par		854,499		854,499
Others		78,937		79,601
Sub-total		933,436		934,100
Capital adjustments
Treasury stocks		(35,517)		(35,517)
Other adjustments	[1]	(1,646,069)		(1,699,038)
Sub-total		(1,681,586)		(1,734,555)
Accumulated other comprehensive income [abstract]
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL		1,274		1,348
Financial assets at FVTOCI		(1,106,650)		60,438
Changes in capital due to equity method		(4,222)		(1,886)
Net financial gain(loss) on insurance contract assets(liabilities)		1,534,528		0
Net financial gain(loss) on reinsurance contract assets(liabilities)		(10,462)		0
Gain on foreign currency translation of foreign operations		416,768		523,780
Loss on hedges of net investment in foreign operations		(127,258)		(149,577)
Remeasurements of defined benefit plan		(96,991)		(86,218)
Loss on evaluation of cash flow hedge		(144,728)		(14,215)
Sub-total		462,259		333,670				₩ 18,926	₩ (639,206)
Retained earnings		28,790,056	[2],[3]	26,950,510	[2],[3]	19,930,122
Non-controlling interest		1,841,909	[4],[5]	1,798,433	[4],[5]	1,275,075
Total		₩ 37,859,248		35,895,269		$ 26,208,335	$ 24,848,754	₩ 33,397,490	₩ 31,627,342
Additional description for other equity		Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
Additional description for non-controlling interest		(*4) The hybrid securities issued by Woori Bank amounting to 1,645,947 million Won and 1,406,513 million Won as of December 31, 2024 and 2025, respectively, are recognized as non-controlling interests. 76,249 million Won and 89,134 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2024 and 2025, respectively. (*5) 10,995 million Won of dividends for the hybrid securities issued by Tongyang Life Insurance Co., Ltd. are allocated to net profit and loss of the non-controlling interests for the year ended December 31, 2025.
Additional description for retained earnings		The regulatory reserve for credit losses in retained earnings amounted to 2,392,542 million Won and 2,678,017 million Won as of December 31, 2024 and 2025, respectively in accordance with the relevant article.
Earned surplus reserve		₩ 554,990		442,650
Regulatory reserve for credit loss		₩ 2,678,017		₩ 2,392,542

[1]	Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
[2]	The earned surplus reserve in retained earnings amounted to 442,650 million Won and 554,990 million Won as of December 31, 2024 and 2025 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,392,542 million Won and 2,678,017 million Won as of December 31, 2024 and 2025, respectively in accordance with the relevant article.
[4]	10,995 million Won of dividends for the hybrid securities issued by Tongyang Life Insurance Co., Ltd. are allocated to net profit and loss of the non-controlling interests for the year ended December 31, 2025.
[5]	The hybrid securities issued by Woori Bank amounting to 1,645,947 million Won and 1,406,513 million Won as of December 31, 2024 and 2025, respectively, are recognized as non-controlling interests. 76,249 million Won and 89,134 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2024 and 2025, respectively.